INTANGIBLE ASSETS - Schedule of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 23	$ 44
Less than 1 year
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	23	40
Between 1 and 5 years
Disclosure of capital commitments [line items]
Contractual commitments for acquisition of intangible assets	$ 0	$ 4